Shareholder Report, Line Graph (Details) 195956_Twin Oak Active Opportunities ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	May 31, 2025	Feb. 20, 2025	May 31, 2026
Twin Oak Active Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Twin Oak Active Opportunities ETF NAV
Accumulated Value	$ 10,012	$ 10,000	$ 12,271
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR Index
Accumulated Value	9,699	10,000	$ 12,588
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,930	$ 10,000	$ 11,623